Fair Value of Financial Instruments - Additional Information (Detail) R$ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Standby letters of credit and financial guarantees | R$		R$ 81,733	R$ 76,852
Short-term assumption period	5 days
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	0
Transfers into Level 3 of fair value hierarchy, assets	0
Transfers into Level 3 of fair value hierarchy, liabilities	0
Transfers out of Level 3 of fair value hierarchy, assets	0
Transfers out of Level 3 of fair value hierarchy, liabilities	$ 0
Fair vale of securities used to evaluate pricing service or brokers | R$		8,812
Level 2 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial instruments classified as Level 2 | R$		48,110
Estimated fair value [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Standby letters of credit and financial guarantees | R$		R$ 968	R$ 1,168
Bottom of range [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Purchase price of securities, percentage	0.50%
Top of range [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Purchase price of securities, percentage	0.50%
Scenarios I [Member] | Interest rate risk [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Shocks basis point	1.00%
Scenarios I [Member] | Currency, commodities, and ratios [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Shocks basis point	5.00%
Scenarios I [Member] | Bottom of range [member] | Nonlinear [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Shocks basis point	5.00%
Scenarios I [Member] | Top of range [member] | Nonlinear [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Shocks basis point	25.00%
Scenarios II [Member] | Interest rate risk [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Shocks basis point	25.00%
Scenarios II [Member] | Currency, commodities, and ratios [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Shocks basis point	10.00%
Scenarios II [Member] | Bottom of range [member] | Nonlinear [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Shocks basis point	10.00%
Scenarios II [Member] | Top of range [member] | Nonlinear [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Shocks basis point	25.00%
Scenarios III [Member] | Interest rate risk [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Shocks basis point	50.00%